SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Denominator:
Dilutive securities	$ 0		$ 0
Class A ordinary shares
Denominator:
Number of warrants exercisable	20,600,000
Redeemable Class A
Basic net income (loss) per ordinary share
Allocation of net income (loss)	$ 1,344,334
Denominator:
Basic weighted average shares outstanding	27,600,000
Basic net income (loss) per ordinary share	$ 0.05
Diluted net income (loss) per ordinary share
Allocation of net income (loss)	$ 1,344,334
Denominator:
Diluted weighted average shares outstanding	27,600,000
Diluted net income (loss) per ordinary share	$ 0.05
Non-redeemable Class B
Basic net income (loss) per ordinary share
Allocation of net income (loss)	$ 336,083	$ (20,449)
Denominator:
Basic weighted average shares outstanding	6,900,000	6,900,000
Basic net income (loss) per ordinary share	$ 0.05	$ 0
Diluted net income (loss) per ordinary share
Allocation of net income (loss)	$ 336,083	$ (20,449)
Denominator:
Diluted weighted average shares outstanding	6,900,000	6,900,000
Diluted net income (loss) per ordinary share	$ 0.05	$ 0